Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,642,667.84
Total Fee Amount	226.85
Total Offset Amount	0.00
Net Fee	$ 226.85
Offering Table N/A
Offset Table N/A	N/A